Description of the Business and Basis of Presentation (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Restructuring Cost and Reserve [Line Items]
Depreciation expense increase (decrease)	$ 0.6
Customer One | Leases Billing | Customer Concentration Risk
Restructuring Cost and Reserve [Line Items]
Concentration risk, percentage	21.00%	20.00%
Customer Two | Leases Billing | Customer Concentration Risk
Restructuring Cost and Reserve [Line Items]
Concentration risk, percentage	18.00%	18.00%
Customer Three | Leases Billing | Customer Concentration Risk
Restructuring Cost and Reserve [Line Items]
Concentration risk, percentage	14.00%	13.00%